Document and Entity Information	6 Months Ended
Sep. 30, 2013
Document And Entity Information
Entity Registrant Name	X-Treme Investments Inc.
Entity Central Index Key	0001584104
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company